Stockholders' Equity (Deficiency) (Textual 2) (Detail) - USD ($)			3 Months Ended						9 Months Ended	12 Months Ended
	Jun. 05, 2019	Sep. 22, 2018	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Common stock, par value			$ 0.001						$ 0.001	$ 0.001	$ 0.001
Issuance of cash										$ 126,186
Shares issued for services			$ 4,099	$ 3,344	$ 4,843	$ 3,513	$ 2,617	$ 4,139		$ 13,777	$ 8,582
Warrant [Member]
Exercise price										$ 12.600
Common stock
Issuance of shares and warrants - net of issue costs, shares					4,895,000					1,170,000	800,000
Shares issued for services, shares			8,752	4,747	6,925	956	607	706		3,444	863
Shares issued for services			$ 8	$ 5	$ 7	$ 1		$ 1		$ 3	$ 1
2019 Agent [Member] | Warrant [Member]
Exercise price			$ 3.875						$ 3.875	$ 3.875
Expiry date									Jun. 03, 2024	Jun. 03, 2024
2018 Agent [Member] | Warrant [Member]
Exercise price			$ 12.500						$ 12.500	$ 12.500
Expiry date									Sep. 20, 2022	Sep. 20, 2022
2019 Registered Offering [Member]
Issuance of shares and warrants - net of issue costs, shares	1,170,000
Exercise price	$ 3.10
Gross proceeds of cash	$ 3,600,000
Common stock, par value	$ 3.10
Additional warrants purchase	760,500
Warrant term	5 years
Issuance of cash	$ 151,585
Net proceeds of cash	$ 3,185,255
Sale of stock, description	Under the Company's engagement agreement with the placement agent, the Company paid $290,160 in cash commission and other fees to the placement agent and issued warrants to purchase 46,800 shares of common stock to the placement agent (the "2019 Agent Warrants"). Commencing December 3, 2019, the 2019 Agent Warrants are exercisable at $3.875 per share until June 3, 2024.
2019 Registered Offering [Member] | 2019 Agent [Member] | Warrant [Member]
Exercise price	$ 3.875
Cash commission and other fees to the placement agent	$ 290,160
Number	46,800
Expiry date	Jun. 03, 2024
2018 Registered Offering [Member]
Issuance of shares and warrants - net of issue costs, shares		800,000
Exercise price		$ 1.25
Gross proceeds of cash		$ 10,000,000
Common stock, par value		$ 12.50
Additional warrants purchase		800,000
Warrant term		5 years
Issuance of cash		$ 254,664
Net proceeds of cash		$ 8,945,336
Sale of stock, description		Under the Company's engagement agreement with the placement agent, the Company paid $800,000 in cash commission and other fees to the placement agent and issued warrants to purchase 40,000 shares of common stock to the placement agent (the "2018 Agent Warrants"). The 2018 Agent Warrants are exercisable at a per share price of $12.50 and have a term of exercise of five years.
2018 Registered Offering [Member] | 2018 Agent [Member] | Warrant [Member]
Exercise price		$ 12.50
Cash commission and other fees to the placement agent		$ 800,000
Number		40,000